UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue, 22nd Floor
           New York, New York  10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $      459,284
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANTAGE OIL & GAS LTD      COM            00765F101    2,283   368,200 SH       SOLE                  368,200      0    0
ALBEMARLE CORP               COM            012653101    1,775    44,700 SH       SOLE                   44,700      0    0
APACHE CORP                  COM            037411105   15,078   179,100 SH       SOLE                  179,100      0    0
ANADARKO PETE CORP           COM            032511107   10,726   297,200 SH       SOLE                  297,200      0    0
ATWOOD OCEANICS INC          COM            050095108    1,212    47,500 SH       SOLE                   47,500      0    0
BASIC ENERGY SVCS INC NEW    COM            06985P100    3,868   502,300 SH       SOLE                  502,300      0    0
BARRETT BILL CORP            COM            06846N104    2,268    73,693 SH       SOLE                   73,693      0    0
PEABODY ENERGY CORP          COM            704549104    1,569    40,107 SH       SOLE                   40,107      0    0
CELANESE CORP DEL            COM SER A      150870103    3,116   125,100 SH       SOLE                  125,100      0    0
CORE LABORATORIES N V        COM            N22717107    1,894    12,832 SH       SOLE                   12,832      0    0
CANADIAN NAT RES LTD         COM            136385101   24,108   725,500 SH       SOLE                  725,500      0    0
CABOT OIL & GAS CORP         COM            127097103   19,738   630,200 SH       SOLE                  630,200      0    0
COMPLETE PRODUCTION SERVICES COM            20453E109    2,806   196,200 SH       SOLE                  196,200      0    0
CARBO CERAMICS INC           COM            140781105    2,325    32,200 SH       SOLE                   32,200      0    0
CONCHO RES INC               COM            20605P101    7,227   130,615 SH       SOLE                  130,615      0    0
DOW CHEM CO                  COM            260543103    4,879   205,700 SH       SOLE                  205,700      0    0
DRIL-QUIP INC                COM            262037104      779    17,700 SH       SOLE                   17,700      0    0
EASTMAN CHEM CO              COM            277432100    5,219    97,800 SH       SOLE                   97,800      0    0
EOG RES INC                  COM            26875P101   18,238   185,400 SH       SOLE                  185,400      0    0
EL PASO CORP                 COM            28336L109   20,250 1,822,700 SH       SOLE                1,822,700      0    0
EQT CORP                     COM            26884L109    3,997   110,600 SH       SOLE                  110,600      0    0
FLUOR CORP NEW               COM            343412102    5,147   121,100 SH       SOLE                  121,100      0    0
FMC TECHNOLOGIES INC         COM            30249U101    9,832   186,700 SH       SOLE                  186,700      0    0
GULFMARK OFFSHORE INC        CL A NEW       402629208      710    27,100 SH       SOLE                   27,100      0    0
HALLIBURTON CO               COM            406216101   17,308   705,000 SH       SOLE                  705,000      0    0
PETROHAWK ENERGY CORP        COM            716495106   18,930 1,115,500 SH       SOLE                1,115,500      0    0
HOLLY CORP                   COM PAR $0.01  435758305    4,093   154,000 SH       SOLE                  154,000      0    0
JAMES RIVER COAL CO          COM NEW        470355207    7,237   454,616 SH       SOLE                  454,616      0    0
MARATHON OIL CORP            COM            565849106   14,917   479,800 SH       SOLE                  479,800      0    0
MURPHY OIL CORP              COM            626717102   33,892   684,000 SH       SOLE                  684,000      0    0
MYR GROUP INC DEL            COM            55405W104      743    44,500 SH       SOLE                   44,500      0    0
NOBLE ENERGY INC             COM            655044105   15,167   251,400 SH       SOLE                  251,400      0    0
NORTHERN OIL & GAS INC NEV   COM            665531109    1,150    89,541 SH       SOLE                   89,541      0    0
NUCOR CORP                   COM            670346105      930    24,300 SH       SOLE                   24,300      0    0
OIL STS INTL INC             COM            678026105    6,574   166,100 SH       SOLE                  166,100      0    0
PIONEER DRILLING CO          COM            723655106    2,421   427,000 SH       SOLE                  427,000      0    0
PRIDE INTL INC DEL           COM            74153Q102    3,260   145,931 SH       SOLE                  145,931      0    0
PRECISION DRILLING CORP      COM 2010       74022D308   12,216 1,839,709 SH       SOLE                1,839,709      0    0
PATTERSON UTI ENERGY INC     COM            703481101   12,151   944,146 SH       SOLE                  944,146      0    0
QUANTA SVCS INC              COM            74762E102      388    18,800 SH       SOLE                   18,800      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    1,865    90,500 SH       SOLE                   90,500      0    0
ROWAN COS INC                COM            779382100   25,663 1,169,700 SH       SOLE                1,169,700      0    0
RPC INC                      COM            749660106    1,515   110,994 SH       SOLE                  110,994      0    0
REX ENERGY CORPORATION       COM            761565100      364    36,000 SH       SOLE                   36,000      0    0
ROSETTA RESOURCES INC        COM            777779307    5,145   259,700 SH       SOLE                  259,700      0    0
RANGE RES CORP               COM            75281A109    1,987    49,500 SH       SOLE                   49,500      0    0
RELIANCE STEEL & ALUMINUM CO COM            759509102      709    19,600 SH       SOLE                   19,600      0    0
STONE ENERGY CORP            COM            861642106    4,008   359,100 SH       SOLE                  359,100      0    0
TESORO CORP                  COM            881609101    3,485   298,619 SH       SOLE                  298,619      0    0
VANTAGE DRILLING COMPANY     ORD SHS        G93205113    1,468 1,087,300 SH       SOLE                1,087,300      0    0
WHITING PETE CORP NEW        COM            966387102   16,801   214,239 SH       SOLE                  214,239      0    0
WILLIAMS COS INC DEL         COM            969457100   11,884   650,100 SH       SOLE                  650,100      0    0
EXCO RESOURCES INC           COM            269279402    4,233   289,700 SH       SOLE                  289,700      0    0
CIMAREX ENERGY CO            COM            171798101   34,015   475,200 SH       SOLE                  475,200      0    0
EXXON MOBIL CORP             COM            30231G102   25,721   450,700 SH       SOLE                  450,700      0    0


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